Expense Example - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - Fidelity Conservative Income Bond Fund	May 19, 2023 USD ($)
Fidelity Advisor Conservative Income Bond Fund - Class Z
Expense Example:
1 year	$ 20
3 years	71
5 years	131
10 years	309
Fidelity Advisor Conservative Income Bond Fund - Class A
Expense Example:
1 year	195
3 years	299
5 years	416
10 years	760
Fidelity Advisor Conservative Income Bond Fund - Class I
Expense Example:
1 year	26
3 years	93
5 years	178
10 years	$ 425